SUPPLEMENTAL OIL AND GAS INFORMATION (UNAUDITED) - General Disclosures (Details)	12 Months Ended
Jun. 30, 2016
SUPPLEMENTAL OIL AND GAS INFORMATION (UNAUDITED)
Estimated future net cash flows, discount rate (as a percent)	10.00%